John Hancock Funds II
Supplement dated 6-01-12 to the current Class A Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class A before tax	7.57	7.57
After tax on distributions	5.11	5.11
After tax on distributions, with sale	4.85	4.85
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
John Hancock Funds II
Supplement dated 6-01-12 to the current Class I Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the section of the Prospectus entitled “Fund summary — Past performance,” the following benchmark index descriptions are added and the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

Average annual total returns (%)		Inception
as of 12-31-10	1 Year	1-04-10
Class I before tax	13.07	13.07
After tax on distributions	10.33	10.33
After tax on distributions, with sale	8.42	8.42
JP Morgan EMBI Global Index*	12.04	12.04
JP Morgan EMBI Global Diversified Index*	12.24	12.24

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.
John Hancock Funds II
Supplement dated 6-01-12 to the current Class NAV Shares Prospectus
John Hancock Emerging Markets Debt Fund
In the “Past performance” section for the fund, the “Average annual total returns” table is revised and replaced with the following:
JP Morgan EMBI Global Index The J.P. Morgan Emerging Markets Bond Index Global Index is a traditional, market capitalization-weighted index that tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities.
JP Morgan EMBI Global Diversified Index The J.P. Morgan Emerging Markets Bond Index Global Diversified Index tracks total returns for U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities. To maximize diversification, the index limits the weights of those countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.
Average Annual Total Returns for period ended 12/31/2010

		Inception
	1 Year	1-04-10
Class NAV before tax	12.51%	12.51%

Class NAV after on distributions	9.93%	9.93%
Class NAV after on distributions, with sale	8.06%	8.06%
JP Morgan EMBI Global Index*	12.04%	12.04%
JP Morgan EMBI Global Diversified Index*	12.24%	12.24%

*	Prior to September 23, 2011, the fund compared its performance to the JP Morgan EMBI Global Diversified Index. After this date, the fund replaced the JP Morgan EMBI Global Diversified Index with the JP Morgan EMBI Global Index, which employs a traditional market cap-weighted approach that is better suited for large, actively managed portfolios requiring daily liquidity.